Cash and Cash Equivalents (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and Cash Equivalents [Line Items]
Cash and savings accounts	$ 44,163	$ 61,217
Time deposits	14,638	1,514
Cash and cash equivalents	$ 58,801	$ 62,731	$ 63,997	$ 70,989